Goodwill and Finite Life Intangibles Assets - Schedule of Amortization Expense for Identified Intangible Assets (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Amortization expense	$ 117,281	$ 147,249	$ 234,564	$ 294,498	$ 588,996	$ 479,999
Customer Contracts [Member]
Amortization expense	$ 40,865	$ 70,833	$ 81,732	$ 141,666	$ 283,332	226,869
Statement of operations classification	Cost of Revenue	Cost of Revenue	Cost of Revenue	Cost of Revenue	Cost of Revenue
Proprietary Software [Member]
Amortization expense	$ 76,416	$ 76,416	$ 152,832	$ 152,832	$ 305,664	$ 253,130
Statement of operations classification	Cost of Revenue	Cost of Revenue	Cost of Revenue	Cost of Revenue	Cost of Revenue